Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Historical Cost Of Partnership's Property, Plant and Equipment

A summary of the historical cost of the Partnership’s property, plant and equipment is as follows:

	Estimated Useful Lives (Years)	December 31, 2012	December 31, 2011
	($ in thousands)
Gathering systems	20	$5,130,255	$2,954,868
Other fixed assets	2 through 39	96,916	53,611

Total property, plant and equipment		5,227,171	3,008,479
Accumulated depreciation		(590,614)	(480,555)

Total net, property, plant and equipment		$4,636,557	$2,527,924